Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposit and other intangibles	$11,619	$8,480	$11,619	$7,506

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years and thereafter is as follows.

2013	$847
2014	769
2015	554
2016	522
2017	447
Thereafter	—

$3,139